Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Income tax relating to available-for-sale financial assets	$ 0	$ 0
Income tax relating to cash flow hedges	21	24
Income tax relating to actuarial (losses) gains of defined benefit plans	$ 92	$ 71